Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2021	$ 3,000
Estimated benefit payments by year:
2021	7,400
2022	7,400
2023	7,300
2024	7,200
2025	7,200
2026-2030	34,500
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2021	0
Estimated benefit payments by year:
2021	4,538
2022	4,763
2023	4,992
2024	5,216
2025	5,447
2026-2030	$ 30,034